Deposits and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Deposits and Other Receivables

Deposits and other receivables consisted of the following:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Rental receivable	$9,318	$2,020	$30,652
Deposit paid	149,959
Less: allowance for doubtful accounts	-	-	-
Total deposits and other receivables, net	$159,277	$2,020	$30,652